Equity - Schedule of monthly breakdown of shares purchased and the average price paid per share (Details) - Treasury shares purchased during the year - £ / shares		1 Months Ended												12 Months Ended
	Oct. 06, 2022	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2023
Disclosure of classes of share capital [line items]
Average price paid pence (in GBP per share)	£ 37.02	£ 33.48	£ 35.34	£ 36.72	£ 35.41	£ 35.77	£ 35.58	£ 37.10	£ 36.79	£ 0	£ 37.44	£ 38.20	£ 35.67	£ 36.17
Authorised purchases unutilised at month end (in shares)	173,704,983	196,247,438	196,658,000	201,854,558	204,738,508	209,092,285	210,811,162	218,801,077	223,373,000	227,870,414	173,836,847	176,110,073	177,756,956	196,247,438
Share buyback programme
Disclosure of classes of share capital [line items]
Number of shares purchased under share buyback programme (in shares)	131,864	410,562	5,196,558	2,883,950	4,353,777	1,718,877	7,989,915	4,571,923	4,497,414	0	2,273,226	1,646,883	1,660,507	37,335,456
Total number of shares purchased (in shares)	131,864	410,562	5,196,558	2,883,950	4,353,777	1,718,877	7,989,915	4,571,923	4,497,414	0	2,273,226	1,646,883	1,660,507	37,335,456